Capital Group Central Corporate Bond Fund
Investment portfolio
August 31, 2025
unaudited

Bonds, notes & other debt instruments 91.29% Corporate bonds, notes & loans 80.94% Financials 21.25%	Principal amount (000)	Value (000)
200 Park Funding Trust 5.74% 2/15/2055 (a)	USD5,000	$4,904
American Express Co. 1.65% 11/4/2026	21,868	21,266
American Express Co. 2.55% 3/4/2027	3,270	3,200
American Express Co. 4.05% 5/3/2029	10,617	10,646
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (b)	2,746	2,805
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (b)	21,732	22,348
American International Group, Inc. 4.85% 5/7/2030	3,000	3,071
American International Group, Inc. 5.125% 3/27/2033	14,360	14,666
American International Group, Inc. 5.45% 5/7/2035	15,461	15,954
American International Group, Inc. 4.375% 6/30/2050	6,292	5,173
Aon Corp. 5.35% 2/28/2033	2,129	2,208
Aon Corp. 3.90% 2/28/2052	4,071	2,996
Aon North America, Inc. 5.45% 3/1/2034	33,892	35,012
Aon North America, Inc. 5.75% 3/1/2054	14,191	13,917
Arthur J. Gallagher & Co. 5.00% 2/15/2032	2,015	2,053
Arthur J. Gallagher & Co. 5.15% 2/15/2035	45,640	45,794
Arthur J. Gallagher & Co. 3.50% 5/20/2051	3,452	2,381
Arthur J. Gallagher & Co. 5.55% 2/15/2055	24,789	23,384
Athene Global Funding 5.543% 8/22/2035 (a)	3,000	2,988
Athene Holding, Ltd. 6.625% 5/19/2055	21,180	21,736
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (b)	8,300	8,569
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (b)	26,649	23,697
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	6,627	5,854
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	46,964	41,461
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (b)	1,372	1,456
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (b)	9,157	9,438
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (b)	8,763	9,005
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051) (b)	410	263
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (b)	15,571	16,132
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (b)	29,392	30,210
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (b)	11,485	11,835
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (b)	21,947	22,400
Bank of New York Mellon Corp. 5.316% 6/6/2036 (USD-SOFR + 1.35% on 6/6/2035) (b)	20,000	20,519
Bank of Nova Scotia (The) 4.75% 2/2/2026	17,494	17,529
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	10,432	8,653
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	4,348	3,305
Blackstone, Inc. 5.00% 12/6/2034	10,655	10,644
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (a)(b)	5,000	5,124
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	15,000	15,928
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	34,350	36,163
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(b)	11,886	12,326
Brown & Brown, Inc. 4.90% 6/23/2030	4,000	4,052
Brown & Brown, Inc. 5.25% 6/23/2032	16,815	17,202
Brown & Brown, Inc. 5.55% 6/23/2035	37,303	38,043
Brown & Brown, Inc. 6.25% 6/23/2055	22,924	23,470
Capital Group Central Corporate Bond Fund — Page 1 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	USD3,504	$3,644
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (a)(b)	12,300	12,448
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(b)	14,800	16,401
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(b)	43,046	45,358
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(b)	17,944	18,149
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (b)	8,753	8,868
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (b)	2,371	2,552
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (b)	2,359	2,456
Chubb INA Holdings, LLC 3.35% 5/3/2026	8,585	8,536
Chubb INA Holdings, LLC 5.00% 3/15/2034	77,669	78,932
Chubb INA Holdings, LLC 4.90% 8/15/2035	9,500	9,451
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	345
Citibank, NA 4.914% 5/29/2030	5,700	5,851
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (b)	24,820	25,148
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (b)	4,257	4,024
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (b)	19,140	19,506
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	21,339	19,595
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (b)	1,879	1,688
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (b)	12,699	11,246
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (b)	10,627	11,562
Corebridge Financial, Inc. 3.90% 4/5/2032	15,703	14,864
Corebridge Global Funding 4.90% 12/3/2029 (a)	18,100	18,480
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (b)	5,370	5,246
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	2,000	1,897
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (b)	25,650	25,848
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (b)	4,347	4,411
Goldman Sachs Group, Inc. 2.60% 2/7/2030	4,679	4,377
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	5,294	5,546
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (b)	13,545	13,870
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (b)	4,008	4,053
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (b)	16,040	16,565
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (b)	750	659
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (b)	12,047	10,774
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (b)	2,476	2,612
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	15,000	10,786
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055) (b)	13,476	13,444
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (b)	15,675	15,795
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (b)	1,994	2,120
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	41,629	39,223
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (b)	5,278	5,444
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (b)	267	241
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	13,544	13,770
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (b)	31,317	32,594
Intercontinental Exchange, Inc. 5.25% 6/15/2031	5,781	6,045
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	11,305	12,997
JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025) (b)	266	264
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (b)	7,981	8,334
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	36,533	37,478
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	15,434	15,607
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (b)	12,500	12,885
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (b)	2,182	2,252
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (b)	17,029	14,964
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	2,332	2,051
Capital Group Central Corporate Bond Fund — Page 2 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	USD2,105	$1,877
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032) (b)	3,167	2,874
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	6,882	7,018
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	62,975	65,498
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (b)	12,143	12,202
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051) (b)	819	567
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (b)	7,427	7,887
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	5,031	4,567
Marsh & McLennan Cos., Inc. 5.40% 9/15/2033	13,230	13,783
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	59,277	59,552
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	1,777	1,099
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	4,113	4,083
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	19,574	18,598
Mastercard, Inc. 4.55% 3/15/2028	16,283	16,559
Mastercard, Inc. 4.95% 3/15/2032	7,160	7,429
Mastercard, Inc. 4.875% 5/9/2034	18,283	18,633
Mastercard, Inc. 4.55% 1/15/2035	16,601	16,403
MetLife, Inc. 5.375% 7/15/2033	17,216	18,028
Metropolitan Life Global Funding I 5.05% 1/6/2028 (a)	6,669	6,819
Metropolitan Life Global Funding I 4.15% 8/25/2028 (a)	4,461	4,477
Metropolitan Life Global Funding I 2.95% 4/9/2030 (a)	3,778	3,564
Metropolitan Life Global Funding I 1.55% 1/7/2031 (a)	25,326	22,027
Morgan Stanley 3.875% 1/27/2026	5,847	5,837
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	3,535	3,601
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (b)	1,404	1,493
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (b)	9,754	10,189
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	57,304	57,874
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (b)	20,018	20,640
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	13,626	11,823
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (b)	9,953	10,147
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (b)	28,530	29,708
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (b)	22,366	21,830
National Rural Utilities Cooperative Finance Corp. 3.25% 11/1/2025	536	535
National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027	1,875	1,847
New York Life Global Funding 2.35% 7/14/2026 (a)	3,570	3,518
New York Life Global Funding 4.60% 12/5/2029 (a)	15,123	15,348
New York Life Global Funding 1.20% 8/7/2030 (a)	10,498	9,090
New York Life Global Funding 4.55% 1/28/2033 (a)	3,788	3,745
Northwestern Mutual Global Funding 4.125% 8/25/2028 (a)	13,130	13,182
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (b)	10,322	10,340
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	6,461	6,568
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	12,214	12,672
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (b)	21,946	22,685
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	16,159	18,150
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (b)	10,929	11,287
Prudential Financial, Inc. 3.878% 3/27/2028	325	325
Prudential Financial, Inc. 4.35% 2/25/2050	7,601	6,237
Prudential Financial, Inc. 3.70% 3/13/2051	2,785	2,035
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (b)	12,366	12,478
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (b)	26,495	27,307
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (b)	31,387	32,180
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (b)	13,005	13,142
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (b)	2,347	2,408
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	18,475	18,733
Capital Group Central Corporate Bond Fund — Page 3 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	USD6,207	$6,492
Sumitomo Mitsui Financial Group, Inc. 5.776% 7/13/2033	10,601	11,262
Toronto-Dominion Bank (The) 4.861% 1/31/2028	5,686	5,783
Toronto-Dominion Bank (The) 4.808% 6/3/2030	7,000	7,152
Travelers Cos., Inc. 5.05% 7/24/2035	4,495	4,527
Travelers Cos., Inc. 4.05% 3/7/2048	2,753	2,224
Travelers Cos., Inc. 2.55% 4/27/2050	859	509
Travelers Cos., Inc. 5.45% 5/25/2053	4,404	4,283
Travelers Cos., Inc. 5.70% 7/24/2055	1,878	1,883
Travelers Cos., Inc. 4.00% 5/30/2047	3,885	3,128
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	19,878	20,372
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (b)	8,878	9,111
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	11,206	11,471
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (a)(b)	2,049	2,024
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (a)(b)	250	247
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	8,730	9,124
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	3,405	2,995
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	9,670	8,903
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (b)	8,276	7,816
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	54,590	56,239
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (b)	823	759
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (b)	11,847	12,305
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (b)	36	40
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (b)	3,203	3,231
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	10,611	11,021
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	22,017	18,682
		2,283,117
Health care 14.66%
AbbVie, Inc. 2.95% 11/21/2026	23,238	22,939
AbbVie, Inc. 4.95% 3/15/2031	20,850	21,535
AbbVie, Inc. 5.05% 3/15/2034	66,997	68,278
AbbVie, Inc. 5.20% 3/15/2035	17,624	18,047
AbbVie, Inc. 5.35% 3/15/2044	2,869	2,808
AbbVie, Inc. 5.40% 3/15/2054	27,989	26,887
AbbVie, Inc. 5.50% 3/15/2064	5,981	5,751
Amgen, Inc. 2.20% 2/21/2027	3,010	2,931
Amgen, Inc. 5.15% 3/2/2028	14,926	15,277
Amgen, Inc. 3.00% 2/22/2029	2,882	2,775
Amgen, Inc. 4.05% 8/18/2029	3,633	3,617
Amgen, Inc. 2.45% 2/21/2030	4,687	4,337
Amgen, Inc. 2.30% 2/25/2031	4,687	4,214
Amgen, Inc. 2.00% 1/15/2032	12,963	11,146
Amgen, Inc. 4.20% 3/1/2033	43,000	41,573
Amgen, Inc. 5.25% 3/2/2033	38,376	39,409
Amgen, Inc. 3.15% 2/21/2040	2,636	2,042
Amgen, Inc. 5.60% 3/2/2043	8,782	8,686
Amgen, Inc. 4.20% 2/22/2052	2,036	1,587
Amgen, Inc. 4.875% 3/1/2053	5,975	5,169
Amgen, Inc. 5.65% 3/2/2053	46,487	44,994
Amgen, Inc. 4.40% 2/22/2062	5,748	4,437
Amgen, Inc. 5.75% 3/2/2063	13,837	13,309
Capital Group Central Corporate Bond Fund — Page 4 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca PLC 4.00% 1/17/2029	USD4,920	$4,922
Baxter International, Inc. 2.539% 2/1/2032	10,004	8,706
Baxter International, Inc. 3.132% 12/1/2051	5,401	3,321
Bristol-Myers Squibb Co. 3.20% 6/15/2026	4,159	4,131
Bristol-Myers Squibb Co. 5.20% 2/22/2034	76,118	78,179
Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,550	2,530
Bristol-Myers Squibb Co. 2.55% 11/13/2050	6,857	3,985
Bristol-Myers Squibb Co. 3.70% 3/15/2052	7,133	5,158
Bristol-Myers Squibb Co. 6.25% 11/15/2053	15,089	16,002
Bristol-Myers Squibb Co. 5.55% 2/22/2054	44,694	43,138
Bristol-Myers Squibb Co. 6.40% 11/15/2063	2,917	3,123
Bristol-Myers Squibb Co. 5.65% 2/22/2064	3,356	3,218
Centene Corp. 4.25% 12/15/2027	3,446	3,367
Centene Corp. 2.45% 7/15/2028	20,239	18,711
Centene Corp. 4.625% 12/15/2029	6,180	5,956
CVS Health Corp. 1.30% 8/21/2027	10,000	9,447
CVS Health Corp. 3.25% 8/15/2029	4,775	4,569
CVS Health Corp. 1.75% 8/21/2030	7,924	6,927
CVS Health Corp. 1.875% 2/28/2031	14,560	12,611
CVS Health Corp. 5.00% 9/15/2032	15,030	15,104
CVS Health Corp. 5.25% 2/21/2033	20,879	21,130
CVS Health Corp. 5.70% 6/1/2034	26,517	27,364
CVS Health Corp. 5.45% 9/15/2035	26,212	26,281
CVS Health Corp. 5.875% 6/1/2053	423	401
CVS Health Corp. 6.05% 6/1/2054	8,315	8,083
CVS Health Corp. 6.20% 9/15/2055	40,080	39,478
CVS Health Corp. 6.00% 6/1/2063	6,482	6,152
CVS Health Corp. 6.25% 9/15/2065	9,595	9,388
Elevance Health, Inc. 5.20% 2/15/2035	5,110	5,143
Elevance Health, Inc. 4.55% 5/15/2052	7,712	6,224
Elevance Health, Inc. 5.125% 2/15/2053	2,695	2,383
Elevance Health, Inc. 5.70% 2/15/2055	2,698	2,574
Elevance Health, Inc. 5.85% 11/1/2064	8,521	8,178
Eli Lilly and Co. 4.50% 2/9/2027	27,875	28,117
Eli Lilly and Co. 3.375% 3/15/2029	2,764	2,713
Eli Lilly and Co. 4.60% 8/14/2034	12,985	12,916
Eli Lilly and Co. 5.10% 2/12/2035	36,117	37,031
Eli Lilly and Co. 5.50% 2/12/2055	28,732	28,359
Eli Lilly and Co. 5.55% 10/15/2055	1,437	1,427
Eli Lilly and Co. 5.65% 10/15/2065	1,394	1,383
Gilead Sciences, Inc. 5.25% 10/15/2033	35,515	36,906
Gilead Sciences, Inc. 2.80% 10/1/2050	1,414	883
Gilead Sciences, Inc. 5.55% 10/15/2053	37,836	37,043
HCA, Inc. 4.125% 6/15/2029	2,250	2,229
HCA, Inc. 2.375% 7/15/2031	8,178	7,212
HCA, Inc. 3.625% 3/15/2032	6,778	6,306
HCA, Inc. 4.625% 3/15/2052	10,329	8,211
Humana, Inc. 5.375% 4/15/2031	19,471	20,104
Humana, Inc. 5.55% 5/1/2035	13,175	13,327
Humana, Inc. 5.75% 4/15/2054	12,854	11,953
Humana, Inc. 6.00% 5/1/2055	27,317	26,273
Johnson & Johnson 4.55% 3/1/2028	6,725	6,859
Johnson & Johnson 4.90% 6/1/2031	13,447	14,048
Johnson & Johnson 4.85% 3/1/2032	22,003	22,810
Capital Group Central Corporate Bond Fund — Page 5 of 20

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Johnson & Johnson 4.95% 6/1/2034	USD20,170	$21,094
Johnson & Johnson 5.00% 3/1/2035	11,576	11,910
Johnson & Johnson 2.25% 9/1/2050	1,087	630
Johnson & Johnson 5.25% 6/1/2054	3,620	3,576
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	4,294	4,347
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,000	5,012
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	65,138	60,729
Pfizer, Inc. 3.45% 3/15/2029	6,525	6,425
Pfizer, Inc. 1.70% 5/28/2030	13,275	11,889
Roche Holdings, Inc. 2.076% 12/13/2031 (a)	29,252	25,711
Roche Holdings, Inc. 5.593% 11/13/2033 (a)	17,864	19,077
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	2,946	2,921
Roche Holdings, Inc. 5.218% 3/8/2054 (a)	3,757	3,589
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	222	220
Stryker Corp. 5.20% 2/10/2035	15,675	16,040
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	69,251	69,596
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	18,525	18,452
UnitedHealth Group, Inc. 1.25% 1/15/2026	9,393	9,284
UnitedHealth Group, Inc. 3.875% 12/15/2028	1,875	1,861
UnitedHealth Group, Inc. 2.875% 8/15/2029	285	271
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,765	5,219
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,952	3,855
UnitedHealth Group, Inc. 5.35% 2/15/2033	5,556	5,749
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,045	15,292
UnitedHealth Group, Inc. 5.30% 6/15/2035	34,760	35,546
UnitedHealth Group, Inc. 3.05% 5/15/2041	12,150	8,955
UnitedHealth Group, Inc. 4.45% 12/15/2048	13,315	10,951
UnitedHealth Group, Inc. 3.70% 8/15/2049	2,760	1,986
UnitedHealth Group, Inc. 3.25% 5/15/2051	7,753	5,063
UnitedHealth Group, Inc. 4.75% 5/15/2052	16,756	14,104
UnitedHealth Group, Inc. 5.625% 7/15/2054	20,116	19,163
UnitedHealth Group, Inc. 5.95% 6/15/2055	15,119	15,119
UnitedHealth Group, Inc. 4.95% 5/15/2062	3,590	3,040
UnitedHealth Group, Inc. 6.05% 2/15/2063	4,160	4,176
Viatris, Inc. 4.00% 6/22/2050	31,430	20,727
		1,575,321
Utilities 12.06%
AEP Texas, Inc. 3.45% 5/15/2051	3,894	2,598
AEP Transmission Co., LLC 5.15% 4/1/2034	2,919	2,958
AEP Transmission Co., LLC 5.375% 6/15/2035	1,250	1,281
Alabama Power Co. 5.85% 11/15/2033	3,075	3,288
Ameren Corp. 1.75% 3/15/2028	5,655	5,331
American Transmission Systems, Inc. 2.65% 1/15/2032 (a)	20,450	18,189
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,958
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	5,006	5,033
CenterPoint Energy, Inc. 2.65% 6/1/2031	9,652	8,758
CMS Energy Corp. 3.00% 5/15/2026	3,750	3,715
Commonwealth Edison Co. 2.95% 8/15/2027	3,750	3,682
Commonwealth Edison Co. 3.125% 3/15/2051	1,500	976
Commonwealth Edison Co. 2.75% 9/1/2051	1,202	721
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	10,783	9,506
Consumers Energy Co. 3.80% 11/15/2028	2,306	2,291
Consumers Energy Co. 4.50% 1/15/2031	26,561	26,831
Capital Group Central Corporate Bond Fund — Page 6 of 20

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consumers Energy Co. 3.60% 8/15/2032	USD14,216	$13,379
Consumers Energy Co. 4.625% 5/15/2033	24,260	24,095
Consumers Energy Co. 5.05% 5/15/2035	28,725	28,971
Duke Energy Carolinas, LLC 3.70% 12/1/2047	777	583
Duke Energy Carolinas, LLC 5.35% 1/15/2053	12,525	11,893
Duke Energy Corp. 3.50% 6/15/2051	3,620	2,462
Duke Energy Corp. 5.00% 8/15/2052	4,223	3,691
Duke Energy Florida, LLC 3.20% 1/15/2027	2,593	2,567
Duke Energy Florida, LLC 1.75% 6/15/2030	12,027	10,751
Duke Energy Florida, LLC 5.875% 11/15/2033	2	2
Duke Energy Progress, LLC 2.00% 8/15/2031	8,945	7,866
Duke Energy Progress, LLC 2.50% 8/15/2050	1,582	921
Duke Energy Progress, LLC 2.90% 8/15/2051	6,618	4,103
Edison International 4.125% 3/15/2028	12,338	12,143
Edison International 5.25% 11/15/2028	2,269	2,292
Edison International 5.45% 6/15/2029	5,387	5,450
Edison International 6.95% 11/15/2029	11,706	12,430
Edison International 6.25% 3/15/2030	26,915	28,017
Edison International 5.25% 3/15/2032	16,236	15,982
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	11,086	12,805
Emera US Finance, LP 2.639% 6/15/2031	6,743	6,005
Entergy Corp. 2.40% 6/15/2031	23,028	20,560
Entergy Corp. 3.75% 6/15/2050	1,256	896
Entergy Louisiana, LLC 3.12% 9/1/2027	4,481	4,405
Entergy Louisiana, LLC 1.60% 12/15/2030	2,887	2,530
FirstEnergy Corp. 2.25% 9/1/2030	12,303	11,055
Florida Power & Light Co. 5.10% 4/1/2033	12,994	13,333
Florida Power & Light Co. 4.80% 5/15/2033	750	758
Florida Power & Light Co. 5.30% 6/15/2034	31,777	32,878
Florida Power & Light Co. 2.875% 12/4/2051	26,699	16,720
Florida Power & Light Co. 5.30% 4/1/2053	4,377	4,178
Florida Power & Light Co. 5.70% 3/15/2055	11,121	11,150
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	13,150	11,686
Jersey Central Power & Light Co. 5.10% 1/15/2035	6,075	6,074
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	4,300	4,342
NiSource, Inc. 5.40% 6/30/2033	3,750	3,863
Northern States Power Co. 5.05% 5/15/2035	5,600	5,664
Northern States Power Co. 6.20% 7/1/2037	6,222	6,830
Northern States Power Co. 5.10% 5/15/2053	3,057	2,810
Northern States Power Co. 5.40% 3/15/2054	5,372	5,201
Northern States Power Co. 5.65% 5/15/2055	3,437	3,414
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	7,046	7,025
Pacific Gas and Electric Co. 3.15% 1/1/2026	8,438	8,388
Pacific Gas and Electric Co. 2.10% 8/1/2027	12,094	11,597
Pacific Gas and Electric Co. 4.55% 7/1/2030	8,395	8,318
Pacific Gas and Electric Co. 2.50% 2/1/2031	84,370	74,859
Pacific Gas and Electric Co. 4.40% 3/1/2032	3,740	3,615
Pacific Gas and Electric Co. 5.90% 6/15/2032	3,213	3,344
Pacific Gas and Electric Co. 6.15% 1/15/2033	5,500	5,783
Pacific Gas and Electric Co. 6.40% 6/15/2033	34,870	37,069
Pacific Gas and Electric Co. 6.95% 3/15/2034	16,276	17,841
Pacific Gas and Electric Co. 5.70% 3/1/2035	38,522	39,074
Pacific Gas and Electric Co. 6.00% 8/15/2035	34,240	35,436
Capital Group Central Corporate Bond Fund — Page 7 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.30% 8/1/2040	USD21,360	$15,820
Pacific Gas and Electric Co. 4.95% 7/1/2050	12,225	10,135
Pacific Gas and Electric Co. 3.50% 8/1/2050	4,980	3,272
PacifiCorp 5.45% 2/15/2034	3,941	4,008
PacifiCorp 3.30% 3/15/2051	12,167	7,779
PacifiCorp 2.90% 6/15/2052	24,162	14,272
PacifiCorp 5.35% 12/1/2053	9,737	8,720
PacifiCorp 5.50% 5/15/2054	29,032	26,580
PacifiCorp 5.80% 1/15/2055	11,411	10,804
PECO Energy Co. 5.25% 9/15/2054	8,325	7,835
Progress Energy, Inc. 7.00% 10/30/2031	5,812	6,559
Public Service Electric and Gas Co. 0.95% 3/15/2026	5,689	5,588
Public Service Electric and Gas Co. 3.65% 9/1/2028	1,586	1,571
Public Service Electric and Gas Co. 2.45% 1/15/2030	4,389	4,094
Public Service Electric and Gas Co. 1.90% 8/15/2031	9,815	8,561
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,709	1,769
Public Service Electric and Gas Co. 4.85% 8/1/2034	1,187	1,191
Public Service Electric and Gas Co. 4.90% 8/15/2035	28,625	28,538
Public Service Electric and Gas Co. 2.70% 5/1/2050	3,504	2,145
Public Service Electric and Gas Co. 2.05% 8/1/2050	774	409
Public Service Electric and Gas Co. 3.00% 3/1/2051	1,211	788
Public Service Electric and Gas Co. 5.30% 8/1/2054	2,300	2,189
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	10,275	10,498
Southern California Edison Co. 3.65% 3/1/2028	8,955	8,813
Southern California Edison Co. 5.65% 10/1/2028	21,655	22,434
Southern California Edison Co. 2.85% 8/1/2029	33,012	31,091
Southern California Edison Co. 5.25% 3/15/2030	3,778	3,868
Southern California Edison Co. 2.25% 6/1/2030	12,346	11,111
Southern California Edison Co. 2.50% 6/1/2031	13,773	12,198
Southern California Edison Co. 5.45% 6/1/2031	8,608	8,909
Southern California Edison Co. 5.95% 11/1/2032	1,585	1,668
Southern California Edison Co. 5.20% 6/1/2034	4,481	4,460
Southern California Edison Co. 5.45% 3/1/2035	12,183	12,278
Southern California Edison Co. 5.625% 2/1/2036	1,128	1,136
Southern California Edison Co. 4.50% 9/1/2040	15,000	13,162
Southern California Edison Co. 3.60% 2/1/2045	7,883	5,659
Southern California Edison Co. 4.00% 4/1/2047	7,650	5,694
Southern California Edison Co. 3.65% 2/1/2050	16,941	11,682
Southern California Edison Co. 2.95% 2/1/2051	9,304	5,643
Southern California Edison Co. 3.65% 6/1/2051	200	136
Southern California Edison Co. 3.45% 2/1/2052	1,280	834
Southern California Edison Co. 5.75% 4/15/2054	1,250	1,172
Southern California Edison Co. 6.20% 9/15/2055	43,232	43,022
Southwestern Electric Power Co. 3.25% 11/1/2051	6,450	4,167
Tampa Electric Co. 5.15% 3/1/2035	15,275	15,421
Union Electric Co. 5.25% 4/15/2035	13,900	14,208
Union Electric Co. 2.625% 3/15/2051	3,600	2,134
Union Electric Co. 5.125% 3/15/2055	8,995	8,228
WEC Energy Group, Inc. 5.15% 10/1/2027	2,432	2,479
Wisconsin Electric Power Co. 4.60% 10/1/2034	4,481	4,423
Wisconsin Electric Power Co. 5.05% 10/1/2054	2,975	2,691
Wisconsin Power and Light Co. 1.95% 9/16/2031	2,625	2,281
Wisconsin Power and Light Co. 3.65% 4/1/2050	600	426
Wisconsin Public Service Corp. 2.85% 12/1/2051	7,684	4,704
Capital Group Central Corporate Bond Fund — Page 8 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy, Inc. 2.60% 12/1/2029	USD14,356	$13,399
Xcel Energy, Inc. 2.35% 11/15/2031	34,852	30,696
Xcel Energy, Inc. 5.45% 8/15/2033	16,522	16,896
Xcel Energy, Inc. 5.50% 3/15/2034	9,109	9,323
Xcel Energy, Inc. 5.60% 4/15/2035	51,217	52,398
		1,296,189
Industrials 6.92%
BAE Systems PLC 5.30% 3/26/2034 (a)	46,170	47,392
BAE Systems PLC 5.50% 3/26/2054 (a)	2,623	2,565
Boeing Co. (The) 2.75% 2/1/2026	39,990	39,689
Boeing Co. (The) 2.196% 2/4/2026	25,000	24,764
Boeing Co. (The) 3.10% 5/1/2026	7,750	7,683
Boeing Co. (The) 5.04% 5/1/2027	2,000	2,019
Boeing Co. (The) 3.25% 2/1/2028	32,764	32,011
Boeing Co. (The) 6.298% 5/1/2029	2,000	2,125
Boeing Co. (The) 5.15% 5/1/2030	20,913	21,459
Boeing Co. (The) 3.625% 2/1/2031	4,658	4,449
Boeing Co. (The) 6.388% 5/1/2031	31,681	34,426
Boeing Co. (The) 6.528% 5/1/2034	7,158	7,844
Boeing Co. (The) 3.90% 5/1/2049	8,164	5,945
Boeing Co. (The) 5.805% 5/1/2050	174	167
Boeing Co. (The) 6.858% 5/1/2054	1,826	2,005
Boeing Co. (The) 7.008% 5/1/2064	10,000	11,090
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	3,538	2,314
Canadian National Railway Co. 4.375% 9/18/2034	12,848	12,501
Canadian National Railway Co. 6.125% 11/1/2053	4,393	4,716
Canadian Pacific Railway Co. 4.80% 3/30/2030	15,836	16,227
Canadian Pacific Railway Co. 5.20% 3/30/2035	35,056	35,736
Canadian Pacific Railway Co. 3.00% 12/2/2041	5,582	4,078
Canadian Pacific Railway Co. 3.10% 12/2/2051	17,398	11,332
Carrier Global Corp. 5.90% 3/15/2034	2,824	3,012
CSX Corp. 3.80% 3/1/2028	19,416	19,327
CSX Corp. 4.25% 3/15/2029	12,943	12,999
CSX Corp. 2.40% 2/15/2030	5,892	5,490
CSX Corp. 4.10% 11/15/2032	10,489	10,212
CSX Corp. 5.20% 11/15/2033	7,415	7,679
CSX Corp. 4.30% 3/1/2048	10,688	8,823
CSX Corp. 4.50% 3/15/2049	6,729	5,689
CSX Corp. 2.50% 5/15/2051	12,071	6,931
General Electric Co. 4.30% 7/29/2030	6,363	6,393
General Electric Co. 4.90% 1/29/2036	25,280	25,403
Johnson Controls International PLC 4.90% 12/1/2032	10,758	10,877
L3Harris Technologies, Inc. 5.40% 7/31/2033	5,978	6,178
Norfolk Southern Corp. 2.55% 11/1/2029	3,485	3,281
Norfolk Southern Corp. 5.05% 8/1/2030	14,320	14,833
Norfolk Southern Corp. 4.45% 3/1/2033	10,064	9,896
Norfolk Southern Corp. 5.10% 5/1/2035	10,930	11,059
Norfolk Southern Corp. 3.40% 11/1/2049	2,406	1,674
Norfolk Southern Corp. 4.55% 6/1/2053	2,237	1,870
Norfolk Southern Corp. 5.35% 8/1/2054	15,816	15,074
Northrop Grumman Corp. 4.70% 3/15/2033	22,965	22,991
Northrop Grumman Corp. 4.90% 6/1/2034	2,790	2,796
Northrop Grumman Corp. 4.95% 3/15/2053	6,083	5,419
Capital Group Central Corporate Bond Fund — Page 9 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
RTX Corp. 4.125% 11/16/2028	USD4,205	$4,210
RTX Corp. 1.90% 9/1/2031	8,014	6,949
RTX Corp. 6.10% 3/15/2034	10,914	11,853
RTX Corp. 2.82% 9/1/2051	6,000	3,657
RTX Corp. 3.03% 3/15/2052	7,000	4,441
RTX Corp. 6.40% 3/15/2054	6,916	7,490
Siemens Funding BV 5.20% 5/28/2035 (a)	15,000	15,448
Siemens Funding BV 5.80% 5/28/2055 (a)	15,653	16,157
Siemens Funding BV 5.90% 5/28/2065 (a)	5,557	5,766
Union Pacific Corp. 2.40% 2/5/2030	750	699
Union Pacific Corp. 2.80% 2/14/2032	31,546	28,633
Union Pacific Corp. 2.891% 4/6/2036	27,376	22,757
Union Pacific Corp. 3.375% 2/14/2042	4,360	3,355
Union Pacific Corp. 4.30% 3/1/2049	832	682
Union Pacific Corp. 3.25% 2/5/2050	106	72
Union Pacific Corp. 3.50% 2/14/2053	6,721	4,698
Union Pacific Corp. 5.60% 12/1/2054	10,628	10,493
Union Pacific Corp. 3.839% 3/20/2060	3,297	2,359
Union Pacific Corp. 3.75% 2/5/2070	1,832	1,226
Verisk Analytics, Inc. 4.50% 8/15/2030	11,086	11,137
Verisk Analytics, Inc. 5.125% 2/15/2036	12,133	12,060
Waste Management, Inc. 1.50% 3/15/2031	3,889	3,368
Waste Management, Inc. 4.95% 3/15/2035	15,303	15,387
		743,340
Consumer staples 5.87%
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	7,500	7,301
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	5,311	5,434
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,500	2,459
BAT Capital Corp. 3.215% 9/6/2026	11,050	10,934
BAT Capital Corp. 4.70% 4/2/2027	6,420	6,457
BAT Capital Corp. 3.557% 8/15/2027	47,755	47,153
BAT Capital Corp. 3.462% 9/6/2029	2,000	1,939
BAT Capital Corp. 4.906% 4/2/2030	2,500	2,544
BAT Capital Corp. 5.35% 8/15/2032	2,900	2,987
BAT Capital Corp. 6.421% 8/2/2033	15,511	16,918
BAT Capital Corp. 6.00% 2/20/2034	6,964	7,395
BAT Capital Corp. 5.625% 8/15/2035	18,917	19,418
BAT Capital Corp. 4.54% 8/15/2047	111	90
BAT Capital Corp. 4.758% 9/6/2049	2,283	1,883
BAT Capital Corp. 5.65% 3/16/2052	3,687	3,422
BAT Capital Corp. 6.25% 8/15/2055	14,796	14,942
Campbell’s Co. (The) 4.75% 3/23/2035	13,094	12,545
Coca-Cola Co. 5.30% 5/13/2054	8,888	8,578
Coca-Cola Co. 5.20% 1/14/2055	21,848	20,685
Coca-Cola Co. 5.40% 5/13/2064	9,279	8,944
Conagra Brands, Inc. 4.60% 11/1/2025	5,092	5,090
Constellation Brands, Inc. 3.60% 2/15/2028	2,813	2,777
Constellation Brands, Inc. 2.875% 5/1/2030	3,082	2,884
Constellation Brands, Inc. 4.80% 5/1/2030	3,274	3,326
Constellation Brands, Inc. 2.25% 8/1/2031	24,098	21,177
Constellation Brands, Inc. 4.75% 5/9/2032	24,906	24,916
Constellation Brands, Inc. 4.90% 5/1/2033	4,957	4,947
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	19,473	19,679
Capital Group Central Corporate Bond Fund — Page 10 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	USD12,021	$12,075
Keurig Dr Pepper, Inc. 3.80% 5/1/2050	1,825	1,291
Kroger Co. 5.00% 9/15/2034	3,711	3,701
Kroger Co. 5.50% 9/15/2054	9,790	9,174
Mars, Inc. 4.80% 3/1/2030 (a)	8,000	8,155
Mars, Inc. 5.00% 3/1/2032 (a)	34,555	35,292
Mars, Inc. 5.20% 3/1/2035 (a)	46,364	46,823
Mars, Inc. 5.70% 5/1/2055 (a)	46,895	45,784
Mars, Inc. 5.80% 5/1/2065 (a)	3,072	3,017
Mondelez International, Inc. 4.75% 8/28/2034	4,685	4,650
Mondelez International, Inc. 5.125% 5/6/2035	4,022	4,076
Philip Morris International, Inc. 4.875% 2/13/2026	25,000	25,048
Philip Morris International, Inc. 3.375% 8/15/2029	2,363	2,297
Philip Morris International, Inc. 2.10% 5/1/2030	9,300	8,465
Philip Morris International, Inc. 1.75% 11/1/2030	12,193	10,779
Philip Morris International, Inc. 4.75% 11/1/2031	12,576	12,764
Philip Morris International, Inc. 5.75% 11/17/2032	7,503	7,948
Philip Morris International, Inc. 5.375% 2/15/2033	7,900	8,182
Philip Morris International, Inc. 5.625% 9/7/2033	16,910	17,758
Philip Morris International, Inc. 5.25% 2/13/2034	8,055	8,234
Philip Morris International, Inc. 4.90% 11/1/2034	26,270	26,168
Philip Morris International, Inc. 4.875% 4/30/2035	24,630	24,414
Philip Morris International, Inc. 4.125% 3/4/2043	3,577	3,000
Reynolds American, Inc. 5.85% 8/15/2045	15,050	14,528
		630,447
Communication services 5.23%
Alphabet, Inc. 5.25% 5/15/2055	6,555	6,391
Alphabet, Inc. 5.30% 5/15/2065	2,025	1,949
AT&T, Inc. 2.30% 6/1/2027	1,221	1,183
AT&T, Inc. 4.35% 3/1/2029	19,002	19,087
AT&T, Inc. 4.30% 2/15/2030	15,022	15,048
AT&T, Inc. 2.25% 2/1/2032	12,533	10,858
AT&T, Inc. 2.55% 12/1/2033	7,369	6,205
AT&T, Inc. 5.40% 2/15/2034	20,914	21,567
AT&T, Inc. 4.50% 5/15/2035	8,216	7,864
AT&T, Inc. 3.50% 9/15/2053	63,136	42,302
Charter Communications Operating, LLC 3.75% 2/15/2028	1,050	1,035
Charter Communications Operating, LLC 4.20% 3/15/2028	2,959	2,942
Charter Communications Operating, LLC 2.80% 4/1/2031	4,864	4,378
Charter Communications Operating, LLC 4.40% 4/1/2033	8,000	7,526
Charter Communications Operating, LLC 6.384% 10/23/2035	6,700	6,985
Charter Communications Operating, LLC 5.85% 12/1/2035	11,214	11,238
Charter Communications Operating, LLC 4.80% 3/1/2050	21,382	16,558
Charter Communications Operating, LLC 3.70% 4/1/2051	54,086	34,868
Charter Communications Operating, LLC 3.90% 6/1/2052	55,717	36,963
Charter Communications Operating, LLC 5.25% 4/1/2053	49,690	40,644
Comcast Corp. 4.80% 5/15/2033	6,091	6,107
Comcast Corp. 5.30% 6/1/2034	23,313	24,006
Comcast Corp. 5.30% 5/15/2035	9,162	9,351
Comcast Corp. 5.65% 6/1/2054	30,581	29,385
Comcast Corp. 6.05% 5/15/2055	3,052	3,090
Meta Platforms, Inc. 4.75% 8/15/2034	6,571	6,607
Meta Platforms, Inc. 5.40% 8/15/2054	6,896	6,621
Capital Group Central Corporate Bond Fund — Page 11 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 1.50% 2/15/2026	USD5,250	$5,181
T-Mobile USA, Inc. 2.05% 2/15/2028	2,185	2,081
T-Mobile USA, Inc. 3.875% 4/15/2030	14,841	14,540
T-Mobile USA, Inc. 2.55% 2/15/2031	7,659	6,939
T-Mobile USA, Inc. 5.125% 5/15/2032	3,699	3,791
T-Mobile USA, Inc. 5.15% 4/15/2034	1,677	1,697
T-Mobile USA, Inc. 3.00% 2/15/2041	12,986	9,496
T-Mobile USA, Inc. 3.40% 10/15/2052	23,466	15,536
T-Mobile USA, Inc. 5.75% 1/15/2054	5,653	5,476
T-Mobile USA, Inc. 5.50% 1/15/2055	2,290	2,145
T-Mobile USA, Inc. 5.25% 6/15/2055	1,381	1,243
T-Mobile USA, Inc. 5.875% 11/15/2055	9,098	8,984
Verizon Communications, Inc. 1.75% 1/20/2031	10,248	8,943
Verizon Communications, Inc. 2.55% 3/21/2031	2,849	2,585
Verizon Communications, Inc. 2.355% 3/15/2032	455	395
Verizon Communications, Inc. 4.78% 2/15/2035	32,723	31,924
Verizon Communications, Inc. 5.25% 4/2/2035	22,612	22,835
Verizon Communications, Inc. 5.401% 7/2/2037 (a)	19,436	19,528
Verizon Communications, Inc. 3.40% 3/22/2041	9,712	7,529
Verizon Communications, Inc. 2.85% 9/3/2041	991	707
Verizon Communications, Inc. 3.875% 3/1/2052	784	581
Verizon Communications, Inc. 2.987% 10/30/2056	13,117	7,844
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,937	1,208
		561,946
Information technology 5.15%
Analog Devices, Inc. 2.10% 10/1/2031	6,258	5,533
Analog Devices, Inc. 5.05% 4/1/2034	2,803	2,885
Analog Devices, Inc. 2.80% 10/1/2041	4,230	3,071
Analog Devices, Inc. 2.95% 10/1/2051	7,728	4,963
Analog Devices, Inc. 5.30% 4/1/2054	17,096	16,382
Broadcom, Inc. 4.75% 4/15/2029	3,562	3,629
Broadcom, Inc. 4.15% 11/15/2030	9,239	9,151
Broadcom, Inc. 3.469% 4/15/2034 (a)	37,220	33,402
Broadcom, Inc. 4.80% 10/15/2034	2,079	2,057
Broadcom, Inc. 4.926% 5/15/2037 (a)	20,881	20,318
Cisco Systems, Inc. 5.05% 2/26/2034	69,323	71,283
Cisco Systems, Inc. 5.10% 2/24/2035	44,795	45,858
Cisco Systems, Inc. 5.30% 2/26/2054	9,701	9,336
Cisco Systems, Inc. 5.35% 2/26/2064	3,016	2,883
Microchip Technology, Inc. 4.90% 3/15/2028	10,639	10,792
Microchip Technology, Inc. 5.05% 3/15/2029	38,775	39,550
Microchip Technology, Inc. 5.05% 2/15/2030	24,025	24,521
Oracle Corp. 5.50% 8/3/2035	64,456	65,725
Oracle Corp. 6.00% 8/3/2055	6,798	6,646
Roper Technologies, Inc. 4.25% 9/15/2028	13,000	13,052
Roper Technologies, Inc. 4.45% 9/15/2030	5,000	5,013
Roper Technologies, Inc. 5.10% 9/15/2035	15,583	15,551
ServiceNow, Inc. 1.40% 9/1/2030	17,661	15,488
Synopsys, Inc. 4.85% 4/1/2030	25,765	26,288
Synopsys, Inc. 5.15% 4/1/2035	23,239	23,450
Synopsys, Inc. 5.70% 4/1/2055	55,747	54,786
Texas Instruments, Inc. 4.60% 2/8/2029	4,464	4,563
Capital Group Central Corporate Bond Fund — Page 12 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Texas Instruments, Inc. 5.10% 5/23/2035	USD10,550	$10,793
Texas Instruments, Inc. 5.15% 2/8/2054	7,213	6,775
		553,744
Consumer discretionary 3.60%
Amazon.com, Inc. 1.50% 6/3/2030	5,641	5,040
Amazon.com, Inc. 3.60% 4/13/2032	13,178	12,690
Ford Motor Co. 3.25% 2/12/2032	1,576	1,352
Ford Motor Credit Co., LLC 3.375% 11/13/2025	240	239
Ford Motor Credit Co., LLC 6.95% 3/6/2026	1,390	1,402
Ford Motor Credit Co., LLC 6.95% 6/10/2026	1,070	1,084
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	196
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	198
Ford Motor Credit Co., LLC 5.85% 5/17/2027	17,800	17,986
Ford Motor Credit Co., LLC 4.95% 5/28/2027	2,435	2,431
Ford Motor Credit Co., LLC 4.125% 8/17/2027	855	839
Ford Motor Credit Co., LLC 3.815% 11/2/2027	220	214
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,545	1,609
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	190
Ford Motor Credit Co., LLC 5.918% 3/20/2028	25,500	25,887
Ford Motor Credit Co., LLC 6.80% 5/12/2028	4,405	4,576
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,322	8,664
Ford Motor Credit Co., LLC 2.90% 2/10/2029	810	746
Ford Motor Credit Co., LLC 5.875% 11/7/2029	17,600	17,797
Ford Motor Credit Co., LLC 7.35% 3/6/2030	240	256
Ford Motor Credit Co., LLC 7.20% 6/10/2030	935	994
Ford Motor Credit Co., LLC 4.00% 11/13/2030	500	465
Ford Motor Credit Co., LLC 6.532% 3/19/2032	9,400	9,666
Ford Motor Credit Co., LLC 6.50% 2/7/2035	12,700	12,806
General Motors Financial Co., Inc. 5.35% 1/7/2030	12,300	12,585
General Motors Financial Co., Inc. 5.45% 9/6/2034	7,464	7,397
General Motors Financial Co., Inc. 5.90% 1/7/2035	6,217	6,317
Home Depot, Inc. 2.50% 4/15/2027	3,400	3,328
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,821
Home Depot, Inc. 1.375% 3/15/2031	757	651
Home Depot, Inc. 4.85% 6/25/2031	10,263	10,601
Home Depot, Inc. 4.95% 6/25/2034	32,524	33,097
Home Depot, Inc. 3.125% 12/15/2049	1,102	741
Home Depot, Inc. 5.30% 6/25/2054	49,668	47,293
Hyundai Capital America 4.875% 6/23/2027 (a)	8,555	8,633
Hyundai Capital America 2.375% 10/15/2027 (a)	1,745	1,676
Hyundai Capital America 4.55% 9/26/2029 (a)	16,992	17,011
Hyundai Capital America 5.10% 6/24/2030 (a)	10,621	10,841
Marriott International, Inc. 5.35% 3/15/2035	12,285	12,409
McDonald’s Corp. 5.00% 5/17/2029	1,524	1,572
McDonald’s Corp. 4.95% 3/3/2035	19,114	19,248
McDonald’s Corp. 4.60% 5/26/2045	1,962	1,720
McDonald’s Corp. 4.45% 3/1/2047	5,665	4,788
McDonald’s Corp. 3.625% 9/1/2049	4,467	3,248
Morongo Band of Mission Indians (The) 7.00% 10/1/2039 (a)	5,000	5,335
Starbucks Corp. 4.85% 2/8/2027	13,970	14,116
Capital Group Central Corporate Bond Fund — Page 13 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Starbucks Corp. 5.40% 5/15/2035	USD6,219	$6,367
Toyota Motor Corp. 4.186% 6/30/2027	25,803	25,908
		387,030
Energy 3.46%
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	8,661	8,600
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	2,690	2,510
Chevron Corp. 2.236% 5/11/2030	8,314	7,669
Chevron Corp. 3.078% 5/11/2050	6,064	4,045
Chevron USA, Inc. 4.405% 2/26/2027	36,121	36,426
Chevron USA, Inc. 1.018% 8/12/2027	6,577	6,242
Chevron USA, Inc. 3.25% 10/15/2029	4,050	3,943
Chevron USA, Inc. 2.343% 8/12/2050	1,497	855
ConocoPhillips Co. 4.70% 1/15/2030	11,250	11,467
ConocoPhillips Co. 3.80% 3/15/2052	8,143	5,895
ConocoPhillips Co. 5.30% 5/15/2053	5,564	5,104
ConocoPhillips Co. 5.50% 1/15/2055	20,061	18,921
Diamondback Energy, Inc. 5.55% 4/1/2035	27,850	28,175
Eni SpA 5.50% 5/15/2034 (a)	3,469	3,540
Eni SpA 5.75% 5/19/2035 (a)	8,897	9,191
Eni SpA 5.95% 5/15/2054 (a)	1,788	1,737
EOG Resources, Inc. 4.40% 7/15/2028	3,622	3,658
EOG Resources, Inc. 5.35% 1/15/2036	2,110	2,143
EOG Resources, Inc. 5.65% 12/1/2054	3,995	3,868
EOG Resources, Inc. 5.95% 7/15/2055	2,580	2,605
Equinor ASA 3.70% 4/6/2050	2,662	2,015
Exxon Mobil Corp. 2.61% 10/15/2030	1,387	1,294
Exxon Mobil Corp. 3.452% 4/15/2051	36,094	25,478
MPLX, LP 4.80% 2/15/2031	18,500	18,520
MPLX, LP 5.40% 9/15/2035	12,615	12,459
MPLX, LP 6.20% 9/15/2055	9,240	8,988
Petroleos Mexicanos 4.50% 1/23/2026	5,371	5,342
Petroleos Mexicanos 6.875% 8/4/2026	4,349	4,381
Petroleos Mexicanos 6.50% 3/13/2027	16,700	16,779
Petroleos Mexicanos 5.35% 2/12/2028	4,000	3,924
Petroleos Mexicanos 6.50% 1/23/2029	17,109	17,267
Petroleos Mexicanos 6.84% 1/23/2030	4,000	3,999
Shell Finance US, Inc. 2.75% 4/6/2030	21,750	20,590
Shell Finance US, Inc. 3.25% 4/6/2050	24,320	16,636
Shell International Finance BV 3.875% 11/13/2028	1,387	1,386
Shell International Finance BV 3.00% 11/26/2051	2,085	1,338
TotalEnergies Capital International SA 2.986% 6/29/2041	2,066	1,533
TotalEnergies Capital International SA 3.127% 5/29/2050	12,809	8,425
TotalEnergies Capital SA 5.488% 4/5/2054	7,977	7,601
TotalEnergies Capital SA 5.275% 9/10/2054	29,596	27,376
		371,925
Real estate 1.53%
Alexandria Real Estate Equities, Inc. 4.30% 1/15/2026	1,050	1,049
Boston Properties, LP 2.55% 4/1/2032	1,489	1,279
Boston Properties, LP 2.45% 10/1/2033	2,723	2,211
Boston Properties, LP 6.50% 1/15/2034	8,579	9,212
Boston Properties, LP 5.75% 1/15/2035	50,549	51,268
COPT Defense Properties, LP 2.25% 3/15/2026	3,191	3,147
Capital Group Central Corporate Bond Fund — Page 14 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Crown Castle, Inc. 5.00% 1/11/2028	USD8,308	$8,424
ERP Operating, LP 4.65% 9/15/2034	9,449	9,241
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	11,170	11,389
Prologis, LP 4.75% 6/15/2033	5,665	5,682
Prologis, LP 5.125% 1/15/2034	10,133	10,359
Prologis, LP 5.00% 3/15/2034	8,500	8,592
Prologis, LP 5.00% 1/31/2035	2,656	2,671
Prologis, LP 5.25% 6/15/2053	2,258	2,114
Prologis, LP 5.25% 3/15/2054	464	434
Simon Property Group, LP 4.375% 10/1/2030	15,000	15,045
Simon Property Group, LP 5.125% 10/1/2035	22,358	22,362
		164,479
Materials 1.21%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	5,000	5,140
Dow Chemical Co. (The) 5.15% 2/15/2034	7,967	7,924
Dow Chemical Co. (The) 5.35% 3/15/2035	3,340	3,312
Dow Chemical Co. (The) 4.80% 5/15/2049	21,763	17,362
Dow Chemical Co. (The) 3.60% 11/15/2050	1,874	1,239
Dow Chemical Co. (The) 5.60% 2/15/2054	12,673	11,289
Dow Chemical Co. (The) 5.95% 3/15/2055	4,675	4,345
LYB International Finance III, LLC 6.15% 5/15/2035	245	253
Minera Mexico SA de CV 5.625% 2/12/2032 (a)	9,000	9,178
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	15,687	15,992
Sherwin-Williams Co. 4.50% 8/15/2030	9,000	9,054
Sherwin-Williams Co. 2.20% 3/15/2032	6,865	5,945
Sherwin-Williams Co. 5.15% 8/15/2035	20,993	21,158
Sherwin-Williams Co. 2.90% 3/15/2052	3,515	2,132
Vale Overseas, Ltd. 6.40% 6/28/2054	15,081	15,099
		129,422
Total corporate bonds, notes & loans		8,696,960
U.S. Treasury bonds & notes 9.07% U.S. Treasury 9.07%
U.S. Treasury 3.875% 7/31/2027	18,054	18,132
U.S. Treasury 4.125% 11/15/2027	3,406	3,443
U.S. Treasury 3.625% 8/15/2028	70,035	70,131
U.S. Treasury 4.00% 7/31/2029	2,502	2,536
U.S. Treasury 3.875% 7/31/2030	336,118	338,887
U.S. Treasury 4.00% 7/31/2032	8,042	8,079
U.S. Treasury 4.25% 5/15/2035	1,500	1,505
U.S. Treasury 4.25% 8/15/2035 (c)	326,782	327,471
U.S. Treasury 4.875% 8/15/2045	95,942	96,047
U.S. Treasury 4.75% 5/15/2055 (c)	111,511	108,471
		974,702
Asset-backed obligations 0.88% Other asset-backed securities 0.88%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(d)	9,627	8,977
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	9,247	8,055
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(d)	697	597
Capital Group Central Corporate Bond Fund — Page 15 of 20

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(d)	USD6,610	$5,556
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	85,298	71,127
		94,312
Total asset-backed obligations		94,312
Bonds & notes of governments & government agencies outside the U.S. 0.35% Mexico 0.35%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	28,850	29,293
United Mexican States 6.625% 1/29/2038	2,785	2,844
United Mexican States 7.375% 5/13/2055	5,295	5,567
		37,704
Total bonds & notes of governments & government agencies outside the U.S.		37,704
Municipals 0.05% Ohio 0.05%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,675	5,112
Total bonds, notes & other debt instruments (cost: $9,903,440,000)		9,808,790
Short-term securities 8.61% Money market investments 8.61%	Shares
Capital Group Central Cash Fund 4.29% (e)(f)	9,250,078	925,100
Total short-term securities (cost: $924,990,000)		925,100
Total investment securities 99.90% (cost: $10,828,430,000)		10,733,890
Other assets less liabilities 0.10%		11,151
Net assets 100.00%		$10,745,041
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	4,027	1/6/2026	USD839,787	$1,124
5 Year U.S. Treasury Note Futures	Long	6,228	1/6/2026	681,771	1,789
10 Year U.S. Treasury Note Futures	Long	307	12/31/2025	34,538	212
10 Year Ultra U.S. Treasury Note Futures	Short	12,628	12/31/2025	(1,444,722)	(7,026)
20 Year U.S. Treasury Note Futures	Long	8,848	12/31/2025	1,010,884	2,742
30 Year Ultra U.S. Treasury Bond Futures	Short	2,645	12/31/2025	(308,308)	840
					$(319)
Capital Group Central Corporate Bond Fund — Page 16 of 20

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD1,055,700	$(22,788)	$(21,644)	$(1,144)
Investments in affiliates (f)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Short-term securities 8.61%
Money market investments 8.61%
Capital Group Central Cash Fund 4.29% (e)	$522,980	$1,434,944	$1,033,019	$109	$86	$925,100	$7,904

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $926,099,000, which represented 8.62% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $34,202,000, which represented 0.32% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Rate represents the seven-day yield at 8/31/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Capital Group Central Corporate Bond Fund — Page 17 of 20

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,075,115,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $380,067,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Group Central Corporate Bond Fund — Page 18 of 20

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$8,696,960	$—	$8,696,960
U.S. Treasury bonds & notes	—	974,702	—	974,702
Asset-backed obligations	—	94,312	—	94,312
Bonds & notes of governments & government agencies outside the U.S.	—	37,704	—	37,704
Municipals	—	5,112	—	5,112
Short-term securities	925,100	—	—	925,100
Total	$925,100	$9,808,790	$—	$10,733,890

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,707	$—	$—	$6,707
Liabilities:
Unrealized depreciation on futures contracts	(7,026)	—	—	(7,026)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,144)	—	(1,144)
Total	$(319)	$(1,144)	$—	$(1,463)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Capital Group Central Corporate Bond Fund — Page 19 of 20

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-137-1025
Capital Group Central Corporate Bond Fund — Page 20 of 20